UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21117

                O’Connor Fund of Funds: Long/Short Credit Strategies LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                 New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                             Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 525-6000

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Long/Short Credit Strategies LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2012

Investment Fund	Cost	Fair Value	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit

Axonic Credit Opportunities Fund, L.P. (c)	$19,000,000	$21,666,619	7.90	$2,666,619	2/1/2012	Quarterly
BHR Master Fund, Ltd. (c)	10,000,000	10,218,449	3.72	218,449	3/1/2012	Quarterly
Brevan Howard Credit Catalysts Fund, L.P. (c)	13,528,955	16,692,717	6.08	1,815,577	6/1/2010	Monthly
Brigade Leveraged Capital Structures Fund, L.P. (c)	10,850,751	14,553,557	5.31	713,241	2/1/2008	Quarterly
Camulos Partners, L.P. (d)	597,484	66,858	0.02	(23,460)	2/1/2006	(d)
Canyon Value Realization Fund, L.P., Class A D1-R (e)	1,040,212	1,438,987	0.52	16,075	8/1/2002	(e)
Claren Road Credit Partners, L.P., L Interest payable (e)	3,730,084	8,564,701	3.12	574,029	10/1/2006	(e)
Cyrus Opportunities Fund II, L.P. (Special Investment) (e)	456,428	659,606	0.24	(38,097)	8/1/2002	(e)
Cyrus Opportunities Fund II, L.P. (LEH) (d)	768,363	862,041	0.31	40,112	8/1/2002	(d)
European Special Opportunities Fund II, Ltd., Class B (d)	3,637,591	3,041,431	1.11	(96,249)	2/1/2008	(d)
GCA Credit Opportunity Fund, L.L.C. (c)	20,203,509	21,677,879	7.90	1,175,096	2/1/2011	Quarterly
Harbinger Capital Partners Fund I, L.P., Class L (e)	118,968	401,503	0.15	(65,073)	8/1/2006	(e)
Harbinger Capital Partners Special Situations Fund, L.P. (d)	3,879,247	3,111,452	1.14	(1,211,589)	8/1/2006	(d)
Harbinger Class PE Holdings (US) Trust (e)	4,269,188	1,856,352	0.68	(318,319)	8/1/2002	(e)
Highland Credit Strategies Fund, Ltd. (d)	1,250,071	4,855,501	1.77	1,744,643	4/1/2006	(d)
Highland Crusader Fund, L.P. (d)	1,687,051	8,054,279	2.94	3,228,237	4/1/2006	(d)
Hildene Opportunities Fund, L.P. (c)	5,000,000	6,235,785	2.27	1,235,785	4/1/2012	Monthly
Indus Structured Finance Fund, L.P., Class A (d)	3,755,547	2,324,747	0.85	(267,418)	5/1/2007	(d)
Knighthead Domestic Fund, L.P. (f)	7,550,855	13,946,480	5.08	1,879,477	6/1/2008	Quarterly
Marathon Distressed Subprime Fund, L.P., Class B (d)	725,386	1,718,886	0.63	897,804	9/1/2007	(d)
Marathon Special Opportunity Fund, L.P. (e)	3,134,632	3,317,416	1.21	(460,715)	10/1/2002	(e)
Marathon Structured Finance Fund, L.P. (e)	1,353,137	1,354,323	0.49	344,187	11/1/2004	(e)
Marathon Structured Finance Liquidating Fund, L.P. (d)	492,528	746,814	0.27	239,159	11/1/2004	(d)
Mariner-Tricadia Credit Strategies Fund, L.P. (c)	19,000,000	19,393,516	7.07	1,173,417	6/1/2011	Quarterly
Monarch Debt Recovery Fund, L.P. (c)	4,993,143	15,354,627	5.60	1,144,188	10/1/2002	Anniversary
One William Street Capital Partners, L.P. (c)	10,692,698	14,208,944	5.18	1,930,225	12/1/2009	Quarterly
Redwood Domestic Fund, L.P. (Special Investment) (e)	55,808	95,020	0.03	35,195	10/1/2008	(e)
Redwood Domestic Fund, L.P. (Basic Capital) (c)	5,645,704	10,507,328	3.83	2,491,657	10/1/2008	Every 24 months
Styx Partners, L.P. (d)	6,750,476	8,008,889	2.92	408,926	8/1/2002	(d)
Warwick European Distressed & Special Situations Credit Fund LP (c)	20,900,000	21,357,237	7.79	158,201	8/1/2010	Quarterly

Credit Subtotal	$185,067,816	$236,291,944	86.13%	$21,649,379

Relative Value

Providence MBS Fund, L.P. (c)	16,000,000	16,662,333	6.08	662,333	2/1/2012	Quarterly

Relative Value Subtotal	$16,000,000	$16,662,333	6.08%	$662,333

Euro FX Contracts	Cost	Unrealized Gain/(Loss	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments
Euro Foreign Currency Forward Contract (g)	—	10,139	0.00	32,687

O’Connor Fund of Funds: Long/Short Credit Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Investment Fund	Cost	Fair Value	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments
Redeemed Investment Funds	—	—	—	837,211

Total	$201,067,816	$252,964,416	92.21%	$23,181,610

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed with no restrictions, as of the measurement date.
(c)	Investment Funds categorized as Level 2 investments and have the ability to redeem within the next twelve months.
(d)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(e)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(f)	The Investment Fund is subject to an investment level gate which allows for the Fund to receive 12.5% of its investment every quarter for 2 years.
(g)	The current fair value of the Euro sell/USD buy foreign currency forward sale contract open with Morgan Stanley & Co. Incorporated is $(4,247,851) and the value on settlement date of December 31, 2012 is $(4,257,990).

Complete information about the Investment Funds’ underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2012 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the September 30, 2012 measurement date. There were no transfers between Level 1 and Level 2 during the nine month period ended September 30, 2012.

ASSETS TABLE
Description	Total Fair Value at September 30, 2012	Level 1	Level 2	Level 3
Credit	$236,291,944	$—	$171,866,658	$64,425,286
Relative Value	16,662,333	—	16,662,333	—
Euro FX Contracts	10,139	—	10,139	—

Total Assets	$252,964,416	$—	$188,539,130	$64,425,286

O’Connor Fund of Funds: Long/Short Credit Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales		Transfers into Level 3*	Transfers out of Level 3	Balance as of September 30, 2012
Credit	$87,330,375	$6,830,172	$917,889	$–		$(30,702,172)	$49,022	$–	$64,425,286
Total	$87,330,375	$6,830,172	$917,889	$–		$(30,702,172)	$49,022	$–	$64,425,286

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2012 is $2,540,162.

*  The transfer from Level 2 into Level 3 investments in the amount of $49,022 is due to a transfer from an Investment Fund’s liquid holding into a side pocket during the nine month period ended September 30, 2012.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 60 - 180 day redemption notice periods. Investment Funds representing approximately 21 percent of the fair value of the investments in this strategy are side pockets, liquidating trusts and private equity positions where the liquidation of assets is uncertain. An Investment Fund representing approximately 6 percent of the investments in this strategy is subject to an investment level gate. The remaining approximately 73 percent of the Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Fund in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. The Investment Fund within this strategy is generally subject to a 30 day redemption notice period and is available to be redeemed in accordance with its offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2012.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period, except for transfers between an Investment Fund’s liquid holdings and side pocket holdings, which are recognized at the time of the transfer. Please refer to the June 30, 2012 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         O’Connor Fund of Funds: Long/Short Credit Strategies LLC

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date        November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date        November 27, 2012

By (Signature and Title)*         /s/ Nicholas Vagra

                                                   Nicholas Vagra, Principal Accounting Officer

Date        November 27, 2012

* Print the name and title of each signing officer under his or her signature.